DERIVATIVE INSTRUMENTS - OFFSETTING FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Gross Amounts Recognized	$ 30.1	$ 31.1
Amount Offset	9.5	2.9
Net Amount Presented in the Balance Sheets	$ 20.6	$ 28.2